CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 118,570,672	$ 120,678,898
Accounts receivable	2,371,060	1,422,534
Inventory	41,316
Income tax recoverable	49,956
Due from related party	893,020	202,267
Prepayments and other current assets	2,071,509	1,514,565
Deferred tax assets-current	2,969,896	3,247,404
Total current assets	126,967,429	127,065,668
Investment in equity investees	8,262,077	2,406,111
Property and equipment, net	1,305,721	2,405,576
Acquired intangible asset	1,664,763	1,379,154
Other assets	1,557,532	1,197,907
Total assets	139,757,522	134,454,416
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 205,095 and 425,845 as of December 31, 2011 and 2012, respectively)	434,626	221,820
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 190,398 and 245,189 as of December 31, 2011 and 2012, respectively)		2,187,076
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 13,115 and 14,725 as of December 31, 2011 and 2012, respectively)	89,728	66,104
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 8,766,104 and 6,730,725 as of December 31, 2011 and 2012, respectively)	8,142,177	10,223,309
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 12,912,939 and 12,061,510 as of December 31, 2011 and 2012, respectively)	12,061,510	12,912,939
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 775,807 and 1,281,439 as of December 31, 2011 and 2012, respectively)	5,265,461	5,680,706
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 9,600 and 13,473 as of December 31, 2011 and 2012, respectively)	13,473	10,910
Total current liabilities	26,006,975	31,302,864
Commitments and contingencies (Note 13)
Equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 730,900,680 and 736,648,732 shares issued; 728,427,520 and 732,409,792 shares outstanding as of December 31, 2011 and 2012, respectively)	14,733	14,618
Treasury stock (at cost)	(747,359)	(562,502)
Additional paid-in capital	72,437,283	70,782,370
Accumulated other comprehensive income	2,555,570	2,366,216
Retained earnings	39,412,717	30,550,850
Taomee Holdings Limited shareholders' equity	113,672,944	103,151,552
Noncontrolling interests	77,603
Total equity	113,750,547	103,151,552
Total liabilities and equity	$ 139,757,522	$ 134,454,416